13. STOCK INCENTIVE PLAN (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Options to purchase common stock under 2011 Stock Incentive Plan	17,747,090
Compensation expense	$ 1,141,674	$ 50,899
2011 Stock Incentive Plan
Options to purchase common stock under 2011 Stock Incentive Plan	4,532,668
Average exercise price under 2011 Stock Incentive Plan	$ 2.025